Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Components of Income Tax Benefit (Expense)

Income tax benefit (expense) consists of the following components:

	Years Ended 31 March
(Millions of US dollars)	2013	2012	2011

Income (loss) from operations before income taxes:
Domestic[1]	$110.6	$97.1	$66.5
Foreign	(76.9)	54.0	30.1

Total income before income taxes	$33.7	$151.1	$96.6

Income tax (expense) benefit:
Current:
Domestic[1]	$(5.3)	$(2.5)	$(15.6)
Foreign	(14.7)	454.3	(447.4)

Current income tax (expense) benefit	(20.0)	451.8	(463.0)

Deferred:
Domestic[1]	0.7	(4.2)	(22.2)
Foreign	31.1	5.6	41.6

Deferred income tax benefit	31.8	1.4	19.4

Total income tax benefit (expense)	$11.8	$453.2	$(443.6)

[1]	Since JHI plc became an Irish parent holding company during fiscal year 2011, domestic represents both Ireland and The Netherlands for fiscal year 2011.

Reconciled Tax at Statutory Rates

Income tax benefit (expense) is reconciled to the tax at the statutory rates as follows:

	Years Ended 31 March
(Millions of US dollars)	2013	2012	2011
Income tax benefit (expense) at statutory tax rates	$8.8	$(28.4)	$(18.3)
US state income taxes, net of the federal benefit	(0.1)	(0.8)	(1.7)
Asbestos - effect of foreign exchange	(0.3)	(1.9)	(31.7)
Expenses not deductible	(2.0)	(0.7)	(4.0)
Non-assessable items	1.8	0.4	-
Repatriation of foreign earnings	2.7	(0.1)	(32.6)
Amortisation of intangibles	2.0	1.7	(5.9)
Taxes on foreign income	(1.6)	2.6	(2.0)
Tax assessment in dispute	-	478.4	(349.1)
Other permanent items	0.5	2.0	1.7

Total income tax benefit (expense)	$11.8	$453.2	$(443.6)

Effective tax (benefit) rate	(35.0)%	(299.9)%	459.2%

Deferred Tax Assets and Liabilities

Deferred tax balances consist of the following components:

	31 March
(Millions of US dollars)	2013	2012
Deferred tax assets:
Asbestos liability	$452.7	$444.5
Other provisions and accruals	56.5	49.0
Net operating loss carryforwards	18.9	11.0
Foreign tax credit carryforwards	123.9	130.2
Capital loss carryforwards	34.5	34.5

Total deferred tax assets	686.5	669.2
Valuation allowance	(165.1)	(172.3)

Total deferred tax assets, net of valuation allowance	521.4	496.9

Deferred tax liabilities:
Depreciable and amortisable assets	(110.8)	(117.3)
Other	(7.8)	(8.6)

Total deferred tax liabilities	(118.6)	(125.9)

Net deferred tax assets	$402.8	$371.0

Reconciliation of Unrecognised Tax Benefits and Interest and Penalties

A reconciliation of the beginning and ending amount of unrecognised tax benefits and interest and penalties are as follows:

(US$ millions)	Unrecognised tax benefits	Interest and Penalties

Balance at 31 March 2010	$7.7	$(26.9)

Additions for tax positions of the current year	0.1	-
Additions for tax positions of prior year	153.3	195.8
Other reductions for the tax positions of prior periods	(0.4)	(0.2)
Foreign currency translation adjustment	24.8	27.6

Balance at 31 March 2011	$185.5	$196.3

Additions for tax positions of the current year	0.2	-
Additions for tax positions of prior year	-	6.1
Settlements paid during the current period	(184.4)	(208.9)
Other reductions for the tax positions of prior periods	(5.2)	-
Foreign currency translation adjustment	6.5	7.4

Balance at 31 March 2012	$2.6	$0.9

Additions for tax positions of the current year	0.1	-
Additions (deletions) for tax positions of prior year	2.6	(0.1)
Expiration of statute of limitations	(2.8)	(0.7)
Other reductions for the tax positions of prior periods	(1.0)	-

Balance at 31 March 2013	$1.5	$0.1